UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22350

 NAME OF REGISTRANT:                     Global Opportunities Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2013 - 06/30/2014


Global Opportunities Portfolio
--------------------------------------------------------------------------------------------------------------------------
 CALAMOS CONV & HIGH INCOME FUND                                                             Agenda Number:  934032602
--------------------------------------------------------------------------------------------------------------------------
        Security:  12811P108
    Meeting Type:  Annual
    Meeting Date:  25-Jun-2014
          Ticker:  CHY
            ISIN:  US12811P1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JOHN P. CALAMOS, SR.                                      Mgmt          For                            For
       WILLIAM R. RYBAK                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST ADVISORS                                                                        Agenda Number:  933936289
--------------------------------------------------------------------------------------------------------------------------
        Security:  33738E109
    Meeting Type:  Annual
    Meeting Date:  23-Apr-2014
          Ticker:  FSD
            ISIN:  US33738E1091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT F. KEITH (CL I)                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON                                                                                  Agenda Number:  933911922
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766K109
    Meeting Type:  Annual
    Meeting Date:  31-Jan-2014
          Ticker:  HIO
            ISIN:  US95766K1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       CAROL L. COLMAN*                                          Mgmt          For                            For
       DANIEL P. CRONIN*                                         Mgmt          For                            For
       JESWALD W. SALACUSE*                                      Mgmt          For                            For
       KENNETH D. FULLER#                                        Mgmt          For                            For
       EILEEN A. KAMERICK#                                       Mgmt          For                            For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Global Opportunities Portfolio
By (Signature)       /s/ Eric A. Stein
Name                 Eric A. Stein
Title                President
Date                 08/14/2014